Restriction on Cash and Due from Banks - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Reserve funds in cash and/or on deposit with Federal Reserve Bank	$ 1,327,000	$ 1,328,000